Net Loss Per Share Disclosure (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
Antidilutive shares	31,768,560	616,288	10,108,052	582,288